SCHEDULE OF CONSOLIDATED NET SALES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,885,645	$ 3,245,903	$ 8,172,469	$ 12,737,673	$ 16,102,136	$ 34,424,314
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					14,699,480	29,803,258
CANADA
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					769,229	2,446,330
KOREA, REPUBLIC OF
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					441,666	1,706,367
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales					$ 191,761	$ 468,359